Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents (Details) [Line Items]
Maturity period	3 months	3 months
Bottom of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate per annum	0.37%	1.79%
Top of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate per annum	0.45%	2.00%